Trade Payables - Summary of Trade Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of trade payables [Line Items]
Trade payables	$ 5,386	$ 5,767
Third Parties In Brazil [member]
Disclosure of trade payables [Line Items]
Trade payables	3,346	3,671
Third Parties Abroad [member]
Disclosure of trade payables [Line Items]
Trade payables	1,387	1,380
Related parties [member]
Disclosure of trade payables [Line Items]
Trade payables	$ 653	$ 716